Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of hedging instruments and its cash flow hedges due to maturities (Detail) - Currency swap contract [member]
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	2,357,967,000	2,140,011,000
Later than one year and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,758,267,000	1,596,861,000
Average interest rate in US Dollars	3.38%	3.38%
Average interest rate in Soles	4.87%	4.87%
Average exchange rate Soles / US Dollars	3.26	3.26
Later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	599,700,000	543,150,000
Average interest rate in Soles	1.88%	1.88%
Average exchange rate Soles / US Dollars	3.24	3.24